Related party transactions - Analysis of Related Party Revenues, Operating Expenses, and Financial Items (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Total related party operating revenues	$ 46
Total related party operating expenses	1
Management fee revenues
Related Party Transaction [Line Items]
Total related party operating revenues	41
In country support services revenues
Related Party Transaction [Line Items]
Total related party operating revenues	0
Related party inventory sales
Related Party Transaction [Line Items]
Total related party operating revenues	1
Other
Related Party Transaction [Line Items]
Total related party operating revenues	4
Work performed to mobilize drilling rig for first drilling contract
Related Party Transaction [Line Items]
Total related party operating revenues	10
In country support services expenses
Related Party Transaction [Line Items]
Total related party operating expenses	0
Interest income	15
Gains on related party derivatives	0
Interest income recognized on deferred contingent consideration	1
Total related party financial items	16
Related party inventory purchases
Related Party Transaction [Line Items]
Total related party operating expenses	0
Other related party operating expenses
Related Party Transaction [Line Items]
Total related party operating expenses	1
Net bareboat charter arrangements
Related Party Transaction [Line Items]
Total related party operating expenses	$ 0
Predecessor
Related Party Transaction [Line Items]
Total related party operating revenues		$ 43	$ 110	$ 100
Total related party operating expenses		7	13	13
Predecessor | Management fee revenues
Related Party Transaction [Line Items]
Total related party operating revenues		41	84	72
Predecessor | In country support services revenues
Related Party Transaction [Line Items]
Total related party operating revenues		1	23	25
Predecessor | Related party inventory sales
Related Party Transaction [Line Items]
Total related party operating revenues		1	0	1
Predecessor | Other
Related Party Transaction [Line Items]
Total related party operating revenues		0	3	2
Predecessor | In country support services expenses
Related Party Transaction [Line Items]
Total related party operating expenses		1	8	14
Interest income		12	34	29
Gains on related party derivatives		0	1	1
Interest income recognized on deferred contingent consideration		2	3	4
Total related party financial items		14	38	34
Predecessor | Related party inventory purchases
Related Party Transaction [Line Items]
Total related party operating expenses		3	3	1
Predecessor | Other related party operating expenses
Related Party Transaction [Line Items]
Total related party operating expenses		3	3	5
Predecessor | Net bareboat charter arrangements
Related Party Transaction [Line Items]
Total related party operating expenses		$ 0	$ 1	$ 7